Other income, net (Details Textual) € in Millions, ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2024 INR (₨)	Mar. 31, 2024 EUR (€)	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Statement [Line Items]
Gain on sale of intangible assets		₨ 1,064
Gains (loss) on disposals of assets	[1],[2]	900		₨ (1,211)		₨ 1,119
Gains on litigation settlements		984
Settlement Agreement [Member]
Statement [Line Items]
Miscellaneous income, net		540
Delpharm Development Leiden BV [Member]
Statement [Line Items]
Gains (loss) on disposals of assets		₨ 991	€ 11
Proprietary Products [Member] | Indivior Inc Indivior UK Limited andAquestiveTherapeutics Inc [Member] | Settlement Agreement [Member]
Statement [Line Items]
Miscellaneous income, net				₨ 5,638	$ 71

[1]	Included in the year ended March 31, 2022, is an amount of Rs.1,064 representing gain on sale of intangible assets, pursuant to a definitive agreement with Citius Pharmaceuticals, Inc. for the sale of all of its rights relating to its anti-cancer agent E7777 (denileukin diftitox). Refer to Note 14 (“Other intangible assets”) of these consolidated financial statements for further details.
[2]	Included in the year ended March 31, 2023, is an amount of Rs.991 (EUR 11.36) representing the loss on sale of assets, pursuant to an agreement with Delpharm Development Leiden B.V for the transfer of certain assets, liabilities and employees at its site at Leiden, Netherlands. This transaction pertains to the Company’s Global Generics segment.